SCHEDULE OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITY (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 02, 2025	Jan. 10, 2023	Dec. 31, 2021	Mar. 18, 2021
Restructuring Cost and Reserve [Line Items]
Amortization of related intangible assets	$ 4,693,884	$ 4,764,034	$ 4,723,102
Reverse Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Deferred tax liabilities					$ 14,427,828		$ 8,798,807
Reverse Acquisition [Member] | Forecast [Member]
Restructuring Cost and Reserve [Line Items]
Deferred tax liabilities				$ 1,596,010
Assets Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Deferred tax liabilities						$ 4,413,819
Amortization of related intangible assets	$ 770,690	$ 792,335